Inventory - Schedule of Inventory Provision Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Provision Of Inventory [Abstract]
Balance at beginning of period	$ (793)	$ (713)
Increase in provision	(697)	(105)
Currency Translation Adjustment	(13)	25
Balance at end of period	$ (1,503)	$ (793)